As filed with the Securities and Exchange Commission on February 27, 2019

Securities Act File No. 002-89725

Investment Company Act File No. 811-03981

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 1

(CHECK APPROPRIATE BOX OR BOXES)

PRUDENTIAL WORLD FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

655 Broad Street, 17th Floor

Newark, New Jersey 07102
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

1-800-225-1852
(AREA CODE AND TELEPHONE NUMBER)

Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
(NAME AND ADDRESS OF AGENT FOR SERVICE)

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Opinion and Consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Maryland law provides that the charter of a Maryland corporation may limit the liability of its directors and officers to the corporation or its shareholders for monetary damages except for liability resulting from (a) actual receipt of an improper personal benefit or profit in the form of money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action; provided that no director or officer will be protected from any liability to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The World Fund’s Articles do not include such a provision, but it could be amended to include one.

World Fund’s Bylaws provide for indemnification of directors and officers to the fullest extent required or permitted by law (as limited by the 1940 Act).  The Bylaws also permit World Fund to indemnify employees and agents to the extent authorized by World Fund’s Board, charter, or Bylaws and as permitted by law.  Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. Under Maryland law, a Maryland corporation may not indemnify a director or officer in a suit by the corporation or in its right in which the director or officer was adjudged liable to the corporation or in a suit in which the director or officer was adjudged liable on the basis that a personal benefit was improperly received. A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct or was adjudged liable on the basis that personal benefit was improperly received. However, indemnification for an adverse judgment in a suit by the corporation or in its right, or for a judgment of liability on the basis that a personal benefit was improperly received, is limited to expenses.

Section 3817 of the Delaware Statutory Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 8 of the Distribution Agreement, the distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the SEC) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Management Agreement and Section 4 of the Subadvisory Agreement limit the liability of PGIM Investments and each subadviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the 1940 Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

ITEM 16. EXHIBITS

(1)(a) Restated Articles of Incorporation. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 3, 1995.

(b) Articles Supplementary dated December 27, 1995. Incorporated by reference to Exhibit (a)(ii) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(c) Articles Supplementary dated June 20, 1996. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 24, 1996.

(d) Amendment to Articles of Incorporation. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 24, 1996.

(e) Articles Supplementary dated December 2, 1999. Incorporated by reference to Exhibit (a)(v) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(f) Articles of Amendment dated December 22, 1999. Incorporated by reference to Exhibit (a)(vi) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(g) Articles Supplementary as filed May 29, 2001. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 30, 2002.

(h) Articles of Amendment as filed June 11, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on October 23, 2003.

(i) Articles Supplementary as filed July 29, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on October 23, 2003.

(j) Articles of Amendment dated December 8, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 29, 2004.

(k) Articles Supplementary to create Jennison Global Infrastructure Fund dated August 28, 2008. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 31, 2008.

(l) Articles Supplementary to create Prudential Emerging Markets Debt Local Currency Fund dated December, 2010. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(m) Articles Supplementary to create Prudential Jennison Global Opportunities Fund. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on March 12, 2012.

(n) Articles Supplementary to create Prudential Jennison International Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 1, 2012.

(o) Articles Supplementary dated June 7, 2012. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 31, 2012.

(p) Articles Supplementary dated August 28, 2013 to create Prudential Jennison Global Infrastructure Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 23, 2013.

(q) Articles Supplementary dated July 14, 2014 to create Prudential Jennison Emerging Markets Equity Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 15, 2014.

(r) Articles Supplementary creating Class Q shares for Prudential Jennison Global Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 22, 2014.

(s) Articles Supplementary dated December 10, 2015 to create Class Q shares for Prudential Jennison International Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2015.

(t) Articles of Amendment dated December 14, 2015. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2015.

(u) Articles Supplementary dated October 10, 2016.  Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(2) By-Laws of the Registrant, Amended and Restated as of November 16, 2004. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 10, 2004.

(3) None

(4) Form of Plan of Reorganization for the reorganization on behalf of Target International Equity Fund, a series of The Target Portfolio Trust and Prudential Jennison International Opportunities Fund, a series of Prudential World Fund, Inc. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(5)(a) Specimen Certificate for shares of Common Stock of the Registrant for Class A Shares. Incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(b) Specimen Certificate for shares of Common Stock of the Registrant for Class B Shares. Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(c) Specimen Certificate for shares of Common Stock of the Registrant for Class C Shares. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(d) Specimen Certificate for shares of Common Stock of the Registrant for Class Z Shares. Incorporated by reference to Exhibit 4(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(e) Instruments defining rights of shareholders. Incorporated by reference to Exhibit 4(e) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 7, 1998.

(6)(a) Amended and Restated Management Agreement between Registrant and Prudential Investments Fund Management LLC (now known as Prudential Investments LLC) with respect to the Jennison International Growth Series of the Registrant (now known as Prudential QMA International Equity Fund) dated March 28, 2001. Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 28, 2001.

(b)(i) Form of Management Agreement between Registrant and Prudential Investments LLC (now known as PGIM Investments LLC) with respect to Prudential Emerging Markets Debt Local Currency Fund. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(ii) Amendment to Management Agreement. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2015.

(iii) Management Fee Waiver and/or Reimbursement for Prudential Emerging Markets Debt Local Currency Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(c)(i) Management Agreement between Registrant and Prudential Investments LLC (PI) with respect to the Prudential Jennison Global Opportunities Fund. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on March 12, 2012.

(ii) Management Fee Waiver and/or Expense Reimbursement for Prudential Jennison Global Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(d)(i) Management Agreement between Registrant and Prudential Investments LLC with respect to the Prudential Jennison International Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 1, 2012.

(ii) Amendment to Management Agreement. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2015.

(iii) Management Fee Waiver and/or Expense Reimbursement for Prudential Jennison International Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(e)(i) Management Agreement between Registrant and Prudential Investments LLC with respect to the Prudential Jennison Global Infrastructure Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 23, 2013.

(ii) Management Fee Waiver and/or Expense Reimbursement for Prudential Jennison Global Infrastructure Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(f)(i) Management Agreement between Registrant and Prudential Investments LLC with respect to the Prudential Jennison Emerging Markets Equity Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 15, 2014.

(ii) Amendment to Management Agreement. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2015.

(iii) Management Fee Waiver and/or Expense Reimbursement for Prudential Jennison Emerging Markets Equity Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(g)(i) Subadvisory Agreement between Prudential Investment Management, Inc. (now known as PGIM, Inc.) (PIM) and PI with respect to Dryden International Equity Fund (now known as Prudential International Equity Fund), a Series of the Registrant dated December 3, 2003. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 29, 2004.

(ii) Amendment to Subadvisory Agreement between PI and PIM with respect to Prudential QMA International Equity Fund. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 10, 2004.

(h)(i) Subadvisory Agreement between PI and PIM with respect to Prudential Emerging Markets Debt Local Currency Fund. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(ii) Amendment to Subadvisory Agreement between PI and PGIM, Inc. (formerly known as Prudential Investment Management, Inc. PIM) with respect to Prudential Emerging Markets Debt Local Currency Fund. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 31, 2017.

(i) Subadvisory Agreement between PI and Jennison Associates LLC with respect to the Prudential Jennison Global Opportunities Fund. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on March 12, 2012.

(j) Subadvisory Agreement between PI and Jennison Associates LLC with respect to the Prudential Jennison International Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 1, 2012.

(k) Subadvisory Agreement between PI and Jennison Associates LLC with respect to the Prudential Jennison Global Infrastructure Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 23, 2013.

(l) Subadvisory Agreement between PI and Jennison Associates LLC with respect to the Prudential Jennison Emerging Markets Equity Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 15, 2014.

(7)(a) Second Amended and Restated Distribution Agreement between Prudential Investments Mutual Funds and the Target Mutual Funds, and Prudential Investment Management Services LLC (PIMS) dated September 22, 2016.  Incorporated by reference to Prudential Investment Portfolios 5 Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 22, 2016.

(b) Amended Exhibit A for Distribution Agreement dated September 16, 2010. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on March 22, 2012.

(c) Form of Dealer Agreement. Incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(8) Not applicable.

(9)(a) Custodian Agreement between the Registrant and The Bank of New York (BNY). Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 30, 2005.

(b) Amendment dated June 6, 2005 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File No. 333-66895) filed on December 30, 2005.

(c) Amendment dated June 30, 2009 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed via EDGAR on June 30, 2009 (File No. 33-10649).

(d) Amendment dated December 21, 2010 to Custodian Agreement between the Registrant and BNY dated June 6, 2005. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on January 11, 2011.

(e) Custodian Agreement dated July 1, 2005 between the Registrant and PFPC Trust Company (PFPC). Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 30, 2005.

(f) Amendment dated June 5, 2012 to Custodian Agreement between the Registrant and BNY dated November 7, 2002. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 1, 2012.

(g) Amendment dated August 12, 2013 to Custodian Agreement between the Registrant and BNY dated November 7, 2002. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 23, 2013.

(10)(a) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement on Form N1-A for Prudential Investment Portfolios, Inc. 14 (File No. 002-82976), filed via EDGAR on June 21, 2016.

(b) Distribution and Service Plan for Class B shares of Prudential QMA International Equity Fund. Incorporated by reference to Exhibit (m)(xvi) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on February 2, 2000.

(c) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement on Form N1-A for Prudential Investment Portfolios, Inc. 14, filed via EDGAR on June 21, 2016.

(h) 12b-1 Fee Waiver for Class A shares of Prudential Jennison Global Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2015.

(i) Distribution and Service Plan for Class A shares of Prudential Jennison International Opportunities Fund. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on March 22, 2012.

(j) 12b-1 Fee Waiver for Class A shares of Prudential Jennison International Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2015.

(k) Distribution and Service Plan for Class A shares of Prudential Jennison Global Infrastructure Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 23, 2013.

(l) Distribution and Service Plan for Class C shares of Prudential Jennison Global Infrastructure Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on September 23, 2013.

(m) 12b-1 Fee Waiver for Class A shares of Prudential Jennison Global Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(n) 12b-1 Fee Waiver for Class A shares of Prudential Jennison International Opportunities Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(o) 12b-1 Fee Waiver for each share class of Prudential Jennison Global Infrastructure Fund.  Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(p) 12b-1 Fee Waiver for Class A shares of Prudential Jennison Emerging Markets Equity Fund. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 23, 2016.

(q) Class A waiver for Prudential Jennison International Opportunities Fund. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(r) Class R waiver for Prudential Jennison International Opportunities Fund. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(s) Class R waiver for Target International Equity Portfolio. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(t) Fee waiver or reimbursement by the Manager for Prudential Jennison International Opportunities Fund. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(u) Fee waiver or reimbursement relating to the Reorganization. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(11) Opinion and consent of Venable LLP as to the legality of the securities being registered. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(12) Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders. Filed herewith.

(13)(a) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. (PMFS), dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(b) Amendment dated September 2, 2008 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to The Target Portfolio Trust Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A as filed with the Commission on January 30, 2009 (File No. 33-50476).

(c) Amendment dated December 21, 2010 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the Prudential Investment Portfolios 3 Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed via EDGAR on December 30, 2010 (File No. 333-95849).

(d) Amendment dated December 30, 2011 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to corresponding Exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on December 30, 2011.

(e) Amendment dated June 5, 2012 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (File No. 2-89725) filed via EDGAR on June 1, 2012.

(14) Consent of KPMG LLP, independent registered public accounting firm, for the Registrant and Target International Equity Portfolio. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(15) Not Applicable.

(16) Power of attorney. Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

(17) Form of proxy card for shareholders of Target International Equity Portfolio.  Incorporated by reference to the Registration Statement on Form N-14 (File No. 333-219365) filed on July 20, 2017.

ITEM 17. UNDERTAKINGS

(a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c) The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newark, State of New Jersey on the 27th day of February 2019.

 PRUDENTIAL WORLD FUND, INC.

By:	* Stuart S. Parker
Stuart S. Parker, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*Ellen S. Alberding	Trustee

*Kevin J. Bannon	Trustee

*Scott E. Benjamin	Trustee

*Linda W. Bynoe	Trustee

*Barry H. Evans	Trustee

*Keith F. Hartstein	Trustee

*Laurie Simon Hodrick	Trustee

*Michael S. Hyland	Trustee

*Stuart S. Parker	Trustee and President, Principal Executive Officer

*Brian K. Reid	Trustee

* Grace C. Torres	Trustee

* Christian J. Kelly	Treasurer, Principal Financial and Accounting Officer

* By:	/s/ Claudia DiGiacomo	Attorney-in-Fact	February 27, 2019
Claudia DiGiacomo

EXHIBIT INDEX

Exhibit No.	Description
(12)	Opinion and consent of Willkie Farr & Gallagher LLP supporting tax matters and consequences to shareholders